NET LOSS PER SHARE - Antidilutive Shares (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series A and B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Earnings Per Share (in shares)	0	5,576,955	5,576,955	4,326,853	4,064,000
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Earnings Per Share (in shares)	4,476,615	4,247,737	4,179,119	4,659,470	4,955,000
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Earnings Per Share (in shares)	765,023	576,132	576,132	0	0